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Scudder Variable Series II


o    Scudder Aggressive Growth Portfolio

o    Scudder Small Cap Growth Portfolio

o    SVS INVESCO Dynamic Growth Portfolio

Supplement to the currently effective prospectuses



Scudder Aggressive Growth Portfolio and Scudder Small Cap Growth Portfolio:

The people listed below handle the day-to-day management of each portfolio effective May 3, 2004. Ms. Jones is retiring on June 30, 2004. Effective July 1, 2004, Mr. Dedio and Mr. Janis will become Co-Lead Portfolio Managers of each portfolio.

  Audrey M.T. Jones, CFA                                Robert S. Janis
  Managing Director of Deutsche Asset Management        Managing Director of Deutsche Asset Management
  and Lead Portfolio Manager of the portfolios          and Portfolio Manager of the portfolios.
  through June 30, 2004.                                 o Joined Deutsche Asset Management and the portfolios
   o Joined Deutsche Asset Management in 1986.             in 2004.
   o Portfolio manager with a primary focus on the       o Previously served as portfolio manager for ten years
     credit sensitive, communications services,            at Credit Suisse Asset Management (or at its
     energy, process industries and transportation         predecessor Warburg Pincus Asset Management).
     sectors.                                            o Portfolio manager for US small- and mid-cap equity
   o Over 30 years of investment industry experience.      and senior small cap analyst for consumer
   o BBA, Pace University Lubin School of Business.        discretionary, staples and capital goods sectors.
   o Joined the portfolios in 2002.                      o Over 20 years of investment industry experience.
                                                         o MBA, University of Pennsylvania, Wharton School.
  Samuel A. Dedio
  Managing Director of Deutsche Asset Management
  and Portfolio Manager of the portfolios.
   o Joined Deutsche Asset Management in 1999
     after eight years of experience, formerly
     serving as analyst at Ernst & Young, LLP,
     Evergreen Asset Management and Standard &
     Poor's Corp.
   o Portfolio manager for US small- and mid-cap
     equity and senior small cap analyst
     for health care and technology.
   o MS, American University, Kogod School of
     Business.
   o Joined the portfolios in 2002.


SVS INVESCO Dynamic Growth Portfolio:

The paragraph below replaces the language under "The Portfolio Manager" for the portfolio.

The portfolio's subadvisor is INVESCO Funds Group, Inc. ("INVESCO"). The portfolio manager is Timothy J. Miller. Prior to April 28, 2004, Mr. Miller was Chief Investment Officer of INVESCO. He previously served as Chief Investment Officer of the Denver Investment Division of INVESCO Institutional (N.A.), Inc. Mr. Miller joined INVESCO in 1992 and has managed the portfolio since its inception.



               Please Retain This Supplement for Future Reference


May 3, 2004
SVS2-3600